Stock-Based Compensation (Details 2) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Restricted Stock [Member]
Schedule of restricted stock award and non-employee stock option activity
Beginning balance	5,175,000	5,175,000
Granted	5,630,000	5,730,000
Vested		(50,000)
Forfeited, during the period
Ending balance	10,805,000	10,855,000
Weighted average grant date fair value, Beginning balance	$ 0.61	$ 0.61
Weighted average grant date fair value, Granted	$ 0.53	$ 0.52
Weighted average grant date fair value, Vested		$ 0.61
Weighted average grant date fair value, Ending balance	$ 0.60	$ 0.56
Non-Employee Stock Option [Member]
Schedule of restricted stock award and non-employee stock option activity
Beginning balance	925,000	925,000
Granted		250,000
Vested		(50,000)
Ending balance		1,125,000
Weighted average grant date fair value, Beginning balance	$ 0.80	$ 0.80
Weighted average grant date fair value, Granted		$ 0.74
Weighted average grant date fair value, Vested		$ 0.61
Weighted average grant date fair value, Ending balance		$ 0.42